ACCOUNTS PAYABLE ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Accrued expenses		$ 804,000	$ 1,937,000
Accrued taxes		0	0
Accounts payable and accrued expenses	$ 6,549,000	8,363,000	8,137,000
Accounts Payable [Member]
Accounts payable	1,668,000	2,362,000	3,281,000
Accrued expenses	3,885,000	4,819,000	4,047,000
Accrued payroll	312,000	294,000	482,000
Accrued taxes	684,000	888,000	327,000
Accounts payable and accrued expenses	$ 6,549,000	$ 8,363,000	$ 8,137,000